Stock-Based Compensation (Details) (USD $)	1 Months Ended	3 Months Ended
	Jan. 31, 2015	Apr. 30, 2015	Apr. 30, 2014
Share-based Compensation
Stock-based compensation expense		$ 300,000	$ 115,000
Total compensation costs not yet recognized	2,500,000	2,900,000
Average remaining amortization period for recognition of expense	3 years 3 months 4 days	3 years 26 days
Research and Development
Share-based Compensation
Stock-based compensation expense		86,000	34,000
Sales and Marketing
Share-based Compensation
Stock-based compensation expense		124,000	16,000
General and Administrative Expenses
Share-based Compensation
Stock-based compensation expense		$ 90,000	$ 65,000